Investments - Investments in Associates and Joint Ventures (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2025 BRL (R$)	Dec. 31, 2025 BRL (R$) € / shares	Dec. 31, 2024 BRL (R$)	Dec. 31, 2024 BRL (R$) € / shares	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 BRL (R$)
Disclosure of joint ventures [line items]
Equity		R$ 43,952,173,000	R$ 43,952,173,000	R$ 32,415,575,000	R$ 32,415,575,000	R$ 44,810,300,000	R$ 33,166,365,000
Income (expenses) of the year		R$ 13,437,687,000		(7,044,706,000)		14,106,381,000
%	100.00%	100.00%
In the income (expenses) for the year		R$ (380,318,000)		(13,845,000)
Goodwill		29,384,000	29,384,000	225,486,000	225,486,000
Total Investments, including Goodwill and Financial Instruments		1,194,877,000	1,194,877,000	1,816,923,000	1,816,923,000
Realization of exchange variation on investments abroad		(23,656,000)				471,000
Impairment loss (reversal of impairment loss) recognised in profit or loss		88,871,000
Other Operating Income (Expense) from Disposal of Property, Plant and Equipment and Biological Assets		386,396,000		163,033,000		331,285,000
Loss from associates and joint ventures		R$ (409,212,000)		(13,845,000)		R$ (19,379,000)
Disclosure of Detailed Information About Investment in Associates and Joint Ventures

Information of investees as at				Company Participation
			12/31/2025	Carrying amount		In the income (expenses) for the year
	Equity	Income (expenses) of the year	Participation equity (%)	12/31/2025	12/31/2024	12/31/2025	12/31/2024
Associate
Foreign
Ensyn Corporation (3)	(25,295)	(36,992)	24.80%		2	4,657	(6,966)
Spinnova Plc. (1)	289,950	(217,242)	18.76%	54,391	95,254	(40,714)	(19,690)
Simplifyber, Inc.	56,145	(10,604)	14.20%	7,973	30,060	(1,506)
Allotrope Energy Ltd			20.00%	556
				62,920	125,316	(37,563)	(26,656)
Joint ventures
Domestic (Brazil)
Biomas - Serviços Ambientais, Restauração e Carbono Ltda.	23,678	(40,506)	16.66%	3,945	2,923	(6,476)	(4,875)
Ibema Companhia Brasileira de Papel	395,675	32,526	49.90%	197,442	193,901	16,230	37,199
Foreign
F&E Technologies LLC (3)	(3,797)		%		6,378	(4,041)
Woodspin Oy (2)	243,467		%		124,853	(124,372)	(19,513)
				201,387	328,055	(118,659)	12,811

Other investments evaluated at fair value through other comprehensive income
Bem Agro Integração e Desenvolvimento S.A.			5.82%	3,581	4,026
Celluforce Inc.			8.28%	25,975	27,823
Nfinite Nanotechnology Inc.			4.90%	5,639	6,347
Lenzing Aktiengesellschaft			15.00%	865,986	1,099,870
				901,181	1,138,066

Goodwill (2)(3)				29,389	225,486	(224,096)
				29,389	225,486	(224,096)

				1,194,877	1,816,923	(380,318)	(13,845)
(1)The average share price quoted on the Nasdaq First North Growth Market (NFNGM) was EUR0.61 on December 31, 2025 and EUR0.95 on December 31, 2024.
(2)In August 2025, the Company completed the sale of its entire equity interest in Woodspin Oy and Suzano Finland Oy to Spinnova Plc for the symbolic amount of 1 euro each. For the year ended December 31, 2025, as a result of this transaction, the following accounting effects were recognized, which significantly impacted the equity pickup line: R$ (117,447) related to the impairment of the investment, R$ (28,679) related to the obligation to make an additional capital contribution, and R$ 15,636 related to the realization of other comprehensive income of the joint venture Woodspin Oy; R$ (63,634) related to the write-off of goodwill of the associate Spinnova Plc; and R$ (88,871) related to the impairment of the investment in the subsidiary Suzano Finland Oy.
(3)In November 2025, the Company sold its entire equity interest in Ensyn Corporation, liquidated F&E Technologies LLC, and recognized impairment of the investment in F&E Tecnologia do Brasil S.A., both related to the same technology developed by Ensyn. As of December 31, 2025, as a result of this transaction, the following accounting effects were recognized, which impacted the equity pickup line: (i) R$ (160,462) related to the write-off of Ensyn goodwill; R$ 371 related to the recognition of the provision for losses on investments; and R$$9,896 related to the reclassification of other comprehensive income.

Associate | Foreign countries
Disclosure of joint ventures [line items]
Investments Accounted for Using Equity Method, Excluding Goodwill		R$ 62,920,000	62,920,000	125,316,000	125,316,000
In the income (expenses) for the year		(37,563,000)		(26,656,000)
Ensyn Corporation
Disclosure of joint ventures [line items]
Realization of exchange variation on investments abroad		9,896,000
Loss from associates and joint ventures		(160,462,000)
Provision for losses on investments		R$ 371,000	371,000
Ensyn Corporation | Foreign countries
Disclosure of joint ventures [line items]
Participation equity (%)		24.80%
Investments Accounted for Using Equity Method, Excluding Goodwill				2,000	2,000
In the income (expenses) for the year		4,657,000		(6,966,000)
Spinnova Plc
Disclosure of joint ventures [line items]
Impairment loss (reversal of impairment loss) recognised in profit or loss		(63,634,000)
Spinnova Plc | Component Of Other Operating Expenses Related To SPA ClosingConditions
Disclosure of joint ventures [line items]
Other Operating Income (Expense) from Disposal of Property, Plant and Equipment and Biological Assets		R$ (28,679,000)
Spinnova Plc | Foreign countries
Disclosure of joint ventures [line items]
Participation equity (%)		18.76%
Investments Accounted for Using Equity Method, Excluding Goodwill		R$ 54,391,000	54,391,000	95,254,000	95,254,000
In the income (expenses) for the year		R$ (40,714,000)		(19,690,000)
Simplifyber, Inc. (Indirect) | Foreign countries
Disclosure of joint ventures [line items]
Participation equity (%)		14.20%
Investments Accounted for Using Equity Method, Excluding Goodwill		R$ 7,973,000	7,973,000	30,060,000	30,060,000
In the income (expenses) for the year		R$ (1,506,000)
Allotrope Energy Ltd [Member] | Foreign countries
Disclosure of joint ventures [line items]
Participation equity (%)		20.00%
Investments Accounted for Using Equity Method, Excluding Goodwill		R$ 556,000	556,000
Joint ventures
Disclosure of joint ventures [line items]
Investments Accounted for Using Equity Method, Excluding Goodwill		201,387,000	201,387,000	328,055,000	328,055,000
In the income (expenses) for the year		R$ (118,659,000)		12,811,000
Biomas | Country of domicile
Disclosure of joint ventures [line items]
Participation equity (%)		16.66%
Investments Accounted for Using Equity Method, Excluding Goodwill		R$ 3,945,000	3,945,000	2,923,000	2,923,000
In the income (expenses) for the year		R$ (6,476,000)		(4,875,000)
Ibema Companhia Brasileira de Papel | Country of domicile
Disclosure of joint ventures [line items]
Participation equity (%)		49.90%
Investments Accounted for Using Equity Method, Excluding Goodwill		R$ 197,442,000	197,442,000	193,901,000	193,901,000
In the income (expenses) for the year		R$ 16,230,000		37,199,000
F&E Technologies LLC | Foreign countries
Disclosure of joint ventures [line items]
Participation equity (%)
Investments Accounted for Using Equity Method, Excluding Goodwill				6,378,000	6,378,000
In the income (expenses) for the year		(4,041,000)
Woodspin Oy
Disclosure of joint ventures [line items]
Share Of Profit Loss Of Investments Accounted For Using Equity Method		(117,447,000)
Realization of exchange variation on investments abroad		R$ 15,636
Woodspin Oy | Foreign countries
Disclosure of joint ventures [line items]
Participation equity (%)
Investments Accounted for Using Equity Method, Excluding Goodwill				124,853,000	124,853,000
In the income (expenses) for the year		(124,372,000)		(19,513,000)
Total other investments evaluated at fair value
Disclosure of joint ventures [line items]
In the income (expenses) for the year
Non-current financial assets at fair value through other comprehensive income		R$ 901,181,000	901,181,000	1,138,066,000	1,138,066,000
Bem Agro Integração e Desenvolvimento S.A. (Indirect)
Disclosure of joint ventures [line items]
%		5.82%
Bem Agro Integração e Desenvolvimento S.A. (Indirect) | Country of domicile
Disclosure of joint ventures [line items]
Non-current financial assets at fair value through other comprehensive income		R$ 3,581,000	3,581,000	4,026,000	4,026,000
Celluforce Inc. (Direct)
Disclosure of joint ventures [line items]
%		8.28%
Celluforce Inc. (Direct) | Foreign countries
Disclosure of joint ventures [line items]
Non-current financial assets at fair value through other comprehensive income		R$ 25,975,000	25,975,000	27,823,000	27,823,000
Nfinite Nanotechnology Inc. (Indirect)
Disclosure of joint ventures [line items]
%		4.90%
Nfinite Nanotechnology Inc. (Indirect) | Foreign countries
Disclosure of joint ventures [line items]
Non-current financial assets at fair value through other comprehensive income		R$ 5,639,000	5,639,000	6,347,000	6,347,000
Lenzing Aktiengesellschaft (Indirect)
Disclosure of joint ventures [line items]
%		15.00%
Lenzing Aktiengesellschaft (Indirect) | Foreign countries
Disclosure of joint ventures [line items]
Non-current financial assets at fair value through other comprehensive income		R$ 865,986,000	865,986,000	1,099,870,000	1,099,870,000
Suzano Ventures e Suzano S/A
Disclosure of joint ventures [line items]
Goodwill		29,389,000	29,389,000	225,486,000	225,486,000
Impairment loss (reversal of impairment loss) recognised in profit or loss		(224,096,000)
Total Goodwill
Disclosure of joint ventures [line items]
Goodwill		29,389,000	29,389,000	R$ 225,486,000	R$ 225,486,000
Impairment loss (reversal of impairment loss) recognised in profit or loss		(224,096,000)
Ensyn Corporation
Disclosure of joint ventures [line items]
Equity		(25,295,000)	(25,295,000)
Income (expenses) of the year		(36,992,000)
Spinnova Plc
Disclosure of joint ventures [line items]
Equity		289,950,000	R$ 289,950,000
Income (expenses) of the year		(217,242,000)
NASDAQ, Nordic Growth Market, Average Share Price | € / shares			R$ 0.61		R$ 0.95
Biomas | Country of domicile
Disclosure of joint ventures [line items]
Equity		23,678,000	R$ 23,678,000
Income (expenses) of the year		(40,506,000)
Ibema Companhia Brasileira de Papel | Country of domicile
Disclosure of joint ventures [line items]
Equity		395,675,000	395,675,000
Income (expenses) of the year		32,526,000
F&E Technologies LLC | Foreign countries
Disclosure of joint ventures [line items]
Equity		(3,797,000)	(3,797,000)
Income (expenses) of the year
Woodspin Oy | Foreign countries
Disclosure of joint ventures [line items]
Equity		243,467,000	243,467,000
Income (expenses) of the year
Simplifyber, Inc. (Indirect)
Disclosure of joint ventures [line items]
Equity		56,145,000	R$ 56,145,000
Income (expenses) of the year		R$ (10,604,000)